Main consolidated entities - Tabular disclosure (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2021
Orange SA Business Unit France [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Caraibe [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Concessions and its subsidiaries
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		50.00%
Orange Espagne and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Burkina Faso [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		85.80%
Telekom Romania Communications and its subsidiary [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		53.58%
Generale de Telephone [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Belgium [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		78.32%
Orange Communications Luxembourg [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		78.32%
Orange Moldova [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		94.41%
Orange Polska and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		50.67%
Orange Romania [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		99.20%
Orange Slovensko [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Cameroun [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		94.40%
Orange RDC [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Cote d'Ivoire [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		72.50%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		99.96%
Orange Guinee [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		37.64%
Orange Bissau [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		38.04%
Jordan Telecom and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		51.00%
Orange Mali [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		29.38%
Medi Telecom [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	40.00%	49.00%
Sonatel [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		42.33%
Orange SA Business Unit Entreprise [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Globecast Holding and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Business Services SA and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Business and Decision and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Basefarm and its subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Business Services Participations and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Secure Data and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Secure Link and Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange SA Business Unit IC and SS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
FT IMMO H and subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Marine [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
OCS [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		66.67%
Orange Brand Services Ltd [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Bank [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%
Orange Botswana [Member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		73.68%
Orange MEA [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)		100.00%